Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 78,841	$ 15,506
Restricted short-term investments	8,639	8,484
Accounts receivable, net of allowance of $4,861, and $5,005 as of December 31, 2022 and December 31, 2021, respectively	21,733	10,178
Contract assets, net of allowance of $750 and $1,000 as of December 31, 2022 and December 31, 2021, respectively	5,794	3,935
Prepaid expenses and other current assets	4,673	2,588
Total current assets	119,680	40,691
Property and equipment, net	11,332	8,874
Goodwill	66,420	66,420
Intangible assets, net	57,370	63,708
Loan receivable from related party	0	22,054
Operating lease right-of-use assets	1,384	0
Deferred income taxes	237	0
Other non-current assets	1,674	1,588
TOTAL ASSETS	258,097	203,335
Current liabilities:
Accounts payable	33,749	19,529
Deferred underwriting fee	500	0
Amounts payable to related parties	13	716
Paycheck Protection Program (PPP) and other government loans, current portion	72	338
Accrued expenses and other current liabilities	9,319	10,354
Deferred revenue	5,828	6,450
Long-term debt, current portion	7,514	11,063
Total current liabilities	56,995	48,450
Deferred income taxes	307	512
Note payable to related party	197	193
PPP and other government loans excluding current portion	159	1,915
Warrant liability	1,293	0
Long-term debt excluding current portion	126,882	162,170
Deferred revenue excluding current portion	14,656	14,288
Operating lease liabilities excluding current portion	1,620	0
Other long-term liabilities	2,713	2,632
Total liabilities	204,822	230,160
Commitments and contingencies (Note 13)
Redeemable Preferred Stock
Redeemable Preferred Stock Series A Preferred stock - 85,000 authorized, $0.0001 par value, 85,000 shares issued and outstanding as of December 31, 2022 (liquidation preference $87,323)	82,597	0
Stockholders' deficit:
Common stock - $0.0001 par value; 500,000,000 and 60,800,000 shares authorized as of December 31, 2022 and December 31, 2021, respectively; 82,266,160 and 60,800,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	7	6
Shareholder receivable	(20,336)	0
Additional paid-in capital	271,883	163,459
Accumulated other comprehensive loss	(621)	(273)
Accumulated deficit	(280,255)	(190,017)
Total stockholders' deficit	(29,322)	(26,825)
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 258,097	$ 203,335